SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 - SUBSEQUENT EVENTS

In March 2022, the Company paid an aggregate of $311,670 to two out of five 2020 noteholders in settlement of the amounts included in accrued interest payable at the closing of the Merger. See Note 4.

In the first quarter of 2022, the Company entered into four license and supply agreements, whereby the Company will receive a royalty or other proceeds from the specified product revenues in select non-US markets from the licensor, if and when the underlying products are approved and commercialized.

Effective as of March 13, 2022, the Company issued warrants to purchase ADSs as follows:

●	Exchanged the existing warrants of 2020 noteholders (Note 4) for warrants on substantially the same terms as the Investor Exchange Warrant (See Note 5), exercisable for 367,356 ADSs, in the aggregate, at the exercise price of $3.98 per ADS.
●	Issued Series A Warrant, Series B Warrant and Series C Warrant to purchase 4,276,252 ADSs, 4,276,252 ADSs and 2,389,670 ADSs, respectively, at the exercise price of $3.98 per ADS, based on the terms of the Primary
Financing.

The Company held a Special General Meeting on February 28, 2022, at which the Company’s shareholders adopted the Amended and Restated Articles of Association of the Company.

In March 2022, the board of directors of the Company approved the Amended and Restated Equity Incentive Plan (the “Amended Plan”) which increased the number of ordinary shares reserved for issuance under such equity incentive plan to 15% of the Company’s outstanding ordinary shares on a fully-diluted basis, or 1,826,991,616 ordinary shares, represented by 4,567,479 ADSs.  The board of directors further approved the award of options to Officers and Directors in aggregate to acquire 3,957,142 ADSs under the Amended Plan, and annual discretionary bonuses for Officers of $472,500 in aggregate. The Amended Plan and certain individual option grants and bonuses were subject to shareholder approval at our Annual General Meeting, as described below.

The Company held its Annual General Meeting on April 12, 2022, and which the Company’s shareholders approved, among other items, the following:

●	The increase in authorized share capital from 12.5 billion to 50 billion ordinary shares.
●	Modification of the annual compensation of the two founders to a combined base salary of $990,000 and to increase the annual discretionary bonus to not less than 45% of the annual base salary.
●	The grant of an option to purchase up to 1,071,429 ADSs to each of the two founders under the Amended Plan, at an exercise price per ADS of $1.40, to vest over a four-year period.
●	The grant of an option to purchase 117,857 ADSs to each non-employee director under the Amended Plan at an exercise price per ADS of $1.40, to vest over a three-year period, and (as an annual grant for 2022) an option to purchase 42,857 ADSs at an exercise price per ADS of $1.40, to vest over a three-year period.

The terms of repayment of indebtedness to the two founders by providing monthly payments of $25,000 to each founder.